Note 3 - Material Accounting Policy Information (Details Textual) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Cash equivalents		$ 0	$ 0
Financial assets at fair value through other comprehensive income		0	$ 0
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, entity's own equity instruments		$ 0
Computer equipment [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)		3 years
Equipment and machinery [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)		5 years
Equipment and machinery [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)		10 years
Eastmain Mines Inc [member] | CANADA
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	[1]	100.00%
Eastmain Resources Inc [member] | ONTARIO
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Fury Gold USA Limited [member] | DELAWARE
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	[2]	100.00%
North Country Gold Corp [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary		100.00%

[1]	The entity is incorporated federally in Canada.
[2]	Fury Gold USA provided certain administrative services with respect to employee benefits for US resident personnel.